UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-21694
                  --------------------------------------------

                      MELLON OPTIMA L/S STRATEGY FUND, LLC
          -------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                           BNY Mellon Financial Center
                           One Boston Place, 024-0071
                           Boston, Massachusetts 02108
         ---------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                             Peter M. Sullivan, Esq.
                           BNY Mellon Financial Center
                           One Boston Place, 024-0081
                           Boston, Massachusetts 02108
                         -------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (617) 722-7000
           -----------------------------------------------------------

                        Date of fiscal year end: March 31
                   ------------------------------------------

             Date of reporting period: July 1, 2008 - June 30, 2009
                     --------------------------------------

ITEM 1. PROXY VOTING RECORD:

The Mellon Optima L/S Strategy Fund, LLC did not participate in any shareholder meetings and accordingly did not vote any proxies during the reporting period. The Fund received the following issuer proposals, amendments, consents and/or resolutions.




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
------------------ ------------ ---------- ------------- -------------------- ------------ ------------ ------------- --------------

                                                                                Matter       Whether                     Whether
Issuer                                                                        Proposed    Registrant       How         Registrant
Name                Exchange      CUSIP      Date of           Matter         By Issuer/      Cast       Registrant     Cast Vote
                     Ticker      Number      Consent       Identification      Security       Vote          Cast       For/Against
                     Symbol                                                     Holder      (Yes/No)        Vote        Management
------------------ ------------ ---------- ------------- -------------------- ------------ ------------ ------------- --------------
------------------ ------------ ---------- ------------- -------------------- ------------ ------------ ------------- --------------
The Raptor Global      N/A         N/A      11/26/2008   Consent to new         Issuer         Yes        Consent          For
  Fund L.P.                                              General
                                                         Partner/Investment
                                                         Adviser or redeem
                                                         partly in cash and
                                                         in-kind (units of
                                                         The Raptor Global
                                                         Portfolio Ltd.)
------------------ ------------ ---------- ------------- -------------------- ------------ ------------ ------------- --------------
------------------ ------------ ---------- ------------- -------------------- ------------ ------------ ------------- --------------
The Raptor Private     N/A         N/A      3/26/2009    Proposal to change     Issuer         No         Abstain        Against
Holdings L.P.                                            investment program
------------------ ------------ ---------- ------------- -------------------- ------------ ------------ ------------- --------------
------------------ ------------ ---------- ------------- -------------------- ------------ ------------ ------------- --------------


                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MELLON OPTIMA L/S STRATEGY FUND, LLC

By:      /s/ David K. Mossma
         ----------------------------
         David K. Mossman, President

Date:    August 27, 2009